INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021		Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,038,700	$ 942,911		$ 288,422
Supplies and packing materials	237,991	193,322		174,636
Finished goods	867,990	815,559		711,545
Total inventories	$ 2,144,681	$ 1,951,792	[1]	$ 1,174,603

[1]	Derived from audited financial statements